DESCRIPTION OF BUSINESS AND SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Details) - USD ($)	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2021	Sep. 30, 2020	Sep. 30, 2021	Sep. 30, 2020	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Cost of goods sold	$ 36,345,586	$ 33,971,100	$ 109,505,372	$ 124,117,452	$ 161,270,544	$ 164,091,469	$ 133,523,605
Research and development expenses incurred	547,100	661,434	1,357,903	1,824,174	2,485,573	2,856,051	98,050
Advertising expense	5,173,248	1,377,010	14,617,879	2,583,528	4,912,269	20,703,071	12,217,926
Prepayments for future advertising expenses	602,793		602,793		9,192	500,184	587,523
Shipping and handling costs
Cost of goods sold	$ 6,767,462	$ 5,413,227	$ 20,063,356	$ 19,287,399	$ 25,275,183	$ 26,360,878	$ 23,089,299